Cash	12 Months Ended
Dec. 31, 2023
Cash.
Cash

5.Cash

The Company’s cash consists of cash held and interest-bearing deposits with the Company’s bank and brokerage accounts. The current annual interest rate earned on these deposits is 5.15% (2022 – 3.90%).

	December 31,	December 31,	January 1,
	2023	2022	2022
	$	$	$

Cash	94,999	3,823,217	14,869,861
Interest-bearing deposits	3,352,666	6,610,979	—
	3,447,665	10,434,196	14,869,861